Financial instruments, Derivative Financial Instruments (Details) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017 USD ($)	Oct. 31, 2018 USD ($) Swap
Derivative Financial Instruments [Abstract]
Number of interest rate swaps | Swap		4
Derivatives Financial Instruments [Member]
Derivative Financial Instruments [Abstract]
Number of interest rate swaps | Swap		4
Percentage of dollar loan principal outstanding covered by notional value		50.40%
Fixed interest rate percentage		1.94%
Net expenses for swaps		$ 3,400
Carrying amount	$ 0	86,381
Notional amount	0	$ 2,250,000
Maturity date		Sep. 30, 2022
Change in fair value of outstanding hedging instruments	0	$ 86,381
Change in value of hedged item adjusted for credit risk	$ 0	$ 84,666